Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	$ 1,887,306,653	$ 1,898,351,483
Non-financial public sector	4,716,730	6,872,565
Other financial entities	9,988,301	2,912,945
Non-financial private sector	1,872,601,622	1,888,565,973
Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	682,386,395	911,827,662
Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	203,462,613	180,423,512
Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	305,807,371	205,722,008
Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	191,696,681	240,738,711
Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	281,935,399	216,089,583
Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	56,353,619	29,572,624
Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	65,839,614	37,665,547
Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	47,899,634	55,709,769
Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	31,209,317	2,071,605
Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	5,746,136	8,164,512
Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	264,843	580,440
Stage 1 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	1,371,295,220	1,493,053,099
Non-financial public sector	495,024	665,202
Other financial entities	4,298,968	395
Non-financial private sector	1,366,501,228	1,492,387,502
Stage 1 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	615,826,337	856,134,618
Stage 1 collective [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	91,426,964	97,108,701
Stage 1 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	213,255,400	139,725,585
Stage 1 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	161,436,165	205,155,967
Stage 1 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	192,555,646	139,144,991
Stage 1 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	26,080,070	6,997,414
Stage 1 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	20,373,297	7,724,509
Stage 1 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	24,419,735	30,478,519
Stage 1 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	15,357,487	1,567,815
Stage 1 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	5,512,328	7,775,336
Stage 1 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	257,799	574,047
Stage 1 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	406,896,843	326,942,915
Non-financial public sector	4,221,111	6,206,929
Other financial entities	5,684,295	2,912,550
Non-financial private sector	396,991,437	317,823,436
Stage 1 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	31,112,707	9,803,849
Stage 1 individual [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	99,014,827	75,593,107
Stage 1 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	72,584,852	55,690,371
Stage 1 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	18,445,575	26,634,514
Stage 1 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	78,063,386	72,932,533
Stage 1 individual [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	29,084,439	22,499,673
Stage 1 individual [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	45,100,172	29,670,367
Stage 1 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	20,075,556	24,522,962
Stage 1 individual [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,509,923	476,060
Stage 2 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	64,303,918	54,743,452
Non-financial public sector	451	89
Other financial entities	5,038
Non-financial private sector	64,298,429	54,743,363
Stage 2 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	26,552,215	37,580,036
Stage 2 collective [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	5,693,834	2,326,102
Stage 2 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	10,285,791	2,491,260
Stage 2 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	10,633,902	7,854,619
Stage 2 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	7,071,869	3,306,987
Stage 2 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	456,522	65,627
Stage 2 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	311,487	189,820
Stage 2 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,983,594	573,413
Stage 2 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	104,564	22,719
Stage 2 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	198,566	326,507
Stage 2 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,085	6,273
Stage 2 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	24,817,284	8,003,761
Non-financial private sector	24,817,284	8,003,761
Stage 2 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,577
Stage 2 individual [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,908,731	4,139,367
Stage 2 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,588,047	3,864,394
Stage 2 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,082,889
Stage 2 individual [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	12,234,040
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	19,993,388	15,608,256
Non-financial public sector	144	345
Non-financial private sector	19,993,244	15,607,911
Stage 3 [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	8,891,559	8,309,159
Stage 3 [member] | Manufacturing industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	418,257	1,256,235
Stage 3 [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,093,281	3,950,398
Stage 3 [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,181,039	1,093,611
Stage 3 [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,161,609	705,072
Stage 3 [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	732,588	9,910
Stage 3 [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	54,658	80,851
Stage 3 [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	420,749	134,875
Stage 3 [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,303	5,011
Stage 3 [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	35,242	62,669
Stage 3 [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	$ 959	$ 120